Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004011
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%		8.78%		5.80%
Without Sales Load [Member] | C000184317
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%		8.98%	8.03%
Without Sales Load [Member] | C000225808
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%	6.15%
MSCI Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.19%		13.66%		7.47%
MSCI Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.19%		13.66%	8.80%
MSCI Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.19%	9.11%